Related party transactions - Transactions with Key Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Salaries and other short-term employee benefits	€ 31	€ 30	€ 22
Share-based payments	20	15	7
Total	€ 51	€ 45	€ 29